The Hartford Mutual Funds II, Inc.
690 Lee Road
Wayne, PA 19087

April 13, 2018

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Hartford Mutual Funds II, Inc. - Preliminary Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of The Hartford Mutual Funds II, Inc. (the “Registrant”), attached for filing by means of the EDGAR system is a preliminary registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”).  This preliminary Form N-14 is being filed in connection with the reorganization of the Hartford Schroders Emerging Markets Debt and Currency Fund (the “Acquired Fund”), a series of the Registrant, with and into the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the “Acquiring Fund”), a separate series of the Registrant, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund.

No fees are required in connection with this filing. Please call the undersigned at 610-386-1789 with any questions regarding the attached.

Sincerely,

/s/ Michelle Lombardo
Michelle Lombardo
Assistant Secretary

cc: John V. O’Hanlon, Esq.